Indebtedness and Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Indebtedness and Derivative Financial Instruments Disclosure
Mortgages and other indebtedness

	2011	2010
Fixed-Rate Debt:
Mortgages and other notes, including $54,250 and $31,614 net premiums, respectively. Weighted average interest and maturity of 6.05% and 4.7 years at December 31, 2011.	$5,566,600	$5,485,659
Unsecured notes, including $29,178 and $26,586 net discounts, respectively. Weighted average interest and maturity of 5.76% and 6.8 years at December 31, 2011.	10,640,775	9,985,886

Total Fixed-Rate Debt	16,207,375	15,471,545
Variable-Rate Debt:
Mortgages and other notes, at face value. Weighted average interest and maturity of 1.74% and 0.8 years at December 31, 2011.	1,286,401	1,143,578
Credit Facility (see below)	952,664	858,637

Total Variable-Rate Debt	2,239,065	2,002,215

Total Mortgages and Other Indebtedness	$18,446,440	$17,473,760

Scheduled principal repayments of indebtedness

2012	$1,564,661
2013	1,211,305
2014	1,792,649
2015	1,692,886
2016	4,604,813
Thereafter	7,555,054

Total principal maturities	18,421,368
Net unamortized debt premium and other	25,072

Total mortgages and other indebtedness	$18,446,440

Cash paid for interest in each period, net of any amounts capitalized

	For the Year Ended December 31,
	2011	2010	2009
Cash paid for interest	$979,436	$1,015,989	$994,688

Schedule of fair value of fixed rate mortgages and other indebtedness

	2011	2010
Fair value of fixed-rate mortgages and other indebtedness	$17,905	$16,087
Weighted average discount rates assumed in calculation of fair value for fixed-rate mortgages	3.60%	4.46%